Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as at December 31, 2025 and December 31, 2024 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2024	104,749	278,849	217,295	600,893
Additions	4,223	17,779	16,044	38,046
Sold(1)	—	(77)	(84,254)	(84,331)
Disposals(2)	(116)	(1,884)	(89,584)	(91,584)
Reclassifications	1,856	1,834	(3,690)	—
Exchange differences	(5,901)	(10,348)	(1,496)	(17,745)
At December 31, 2024	104,811	286,153	54,315	445,279
Additions	270	5,011	4,437	9,718
Sold	—	(17,668)	(252)	(17,920)
Disposals	(6,826)	(8,195)	(185)	(15,206)
Reclassifications	3,562	27,873	(31,435)	—
Exchange differences	11,334	20,393	5,535	37,262
At December 31, 2025	113,151	313,567	32,415	459,133
Accumulated depreciation and impairment
At January 1, 2024	(15,068)	(72,479)	(153,060)	(240,607)
Depreciation charge	(6,206)	(27,822)	—	(34,028)
Sold(1)	—	10	80,104	80,114
Disposals(2)	49	1,650	75,291	76,990
Impairment(3)	(3,294)	(14,416)	(19,595)	(37,305)
Exchange differences	1,143	3,532	(919)	3,756
At December 31, 2024	(23,376)	(109,525)	(18,179)	(151,080)
Depreciation charge	(6,609)	(26,793)	—	(33,402)
Sold(4)	—	16,998	252	17,250
Disposals(4)	6,826	8,234	174	15,234
Impairment	—	(469)	—	(469)
Exchange differences	(2,880)	(8,461)	(637)	(11,978)
At December 31, 2025	(26,039)	(120,016)	(18,390)	(164,445)
Cost, net accumulated depreciation and impairment
At December 31, 2024	81,435	176,628	36,136	294,199
At December 31, 2025	87,112	193,551	14,025	294,688

(1)
Relates primarily to sold assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(2)
Relates primarily to disposal of assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(3)
Of the total $37.3 million, $19.1 million relates to impairment charges due to the closure of the production facility in Singapore, and $17.6 million relates to impairment charges due to the decision to discontinue the construction of the production facility in China (Asia III).
(4)
Relates primarily to sold and disposed assets due to the closure of the Group’s production facility in Singapore.